Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 21,112,000	¥ 18,336,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		69,383	69,535
Fair value of transferred securities at transfer dates		69,253	69,405
Fair value of transferred securities at reporting dates		54,627	59,199
Gross derivative liabilities arising from the transactions at reporting dates	[2]	¥ 14,434	¥ 10,119

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts presented on gross basis, before the application of counterparty offsetting are included in Trading liabilities in the consolidated balance sheets as of March 31, 2023 and March 31, 2024. Of which ¥10,119 million and ¥14,434 million are included in interest rate contracts used for trading purpose as of March 31, 2023 and March 31, 2024 respectively as disclosed in present Note 3 “ Derivative instruments and hedging activities”.